UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-4653



                     The American Funds Tax-Exempt Series I
               (Exact Name of Registrant as specified in charter)

                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (202) 842-5665

                     Date of fiscal year end: July 31, 2005

                   Date of reporting period: January 31, 2005





                              Howard L. Kitzmiller
                                    Secretary
                     The American Funds Tax-Exempt Series I
                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                     (name and address of agent for service)

ITEM 1 - Reports to Stockholders



(logo American Funds)
The right choice for the long term(R)

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

The American Funds Tax-Exempt Series I

(photo)

Semi-annual report for the six months ended January 31, 2005

The Tax-Exempt Fund of Maryland(R) seeks a high level of current income free from Federal and Maryland state income taxes. Additionally, the Fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia(R) seeks a high level of current income free from Federal and Virginia state income taxes.Additionally, the Fund seeks to preserve capital.

These Funds are two of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Performance figures shown in this report are past results for Class A shares (unless otherwise indicated) and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2004 (the most recent calendar quarter):

Class A shares                                 1 year      5 years    10 years

Reflecting 3.75% maximum sales charge
  The Tax-Exempt Fund of Maryland              +0.04%      +5.22%      +5.77%
  The Tax-Exempt Fund of Virginia               0.85%      +5.30%      +5.64%

The Funds' investment adviser and business manager are waiving a portion of their management fees. Results shown reflect the waivers. Please see the Financial Highlights tables on pages 14 and 28 for details. Without the waivers the returns and distribution rates of the Funds would have been lower.

Results for other share classes can be found on pages 42 and 43. Please see the inside back cover for important information about other share classes.

All investments are subject to certain risks. Investments in the Funds are subject to interest rate fluctuations. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state's tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

The return of principal in bond funds is not guaranteed. Funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Funds.

(photo)

Fellow shareholders:

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia produced positive returns for the six months ended January 31, 2005. Share prices for the Funds rose during the period, while long- and intermediate-term municipal bond yields declined. The Maryland Fund's share price rose from $15.94 to $16.24 and the Virginia Fund's price increased from $16.48 to $16.78. During the period, the Maryland Fund and the Virginia Fund paid income dividends of 31 cents and 29 cents, respectively.

If, like most shareholders, you reinvested your dividends, your total return for the six-month period ended January 31 was 3.8% for the Maryland Fund and 3.6% for the Virginia Fund. The table below highlights the Funds' average annual total returns over longer periods of time and compares them with their benchmark Lipper averages as of January 31, 2005.

                                                      1 year   5 years 10 years

The Tax-Exempt Fund of Maryland                        +4.2%    +6.3%    +6.0%
Lipper Maryland Municipal Debt Funds Average           +3.8%    +6.4%    +5.7%
The Tax-Exempt Fund of Virginia                        +3.2%    +6.3%    +5.8%
Lipper Virginia Municipal Debt Funds Average           +3.9%    +6.5%    +6.0%

The Maryland Fund's tax-free income return with dividends reinvested was 1.93% and represented an annualized rate of 3.86%, equal to 6.77% from a taxable investment if you are in the highest combined Federal, state and local tax bracket of 42.95%. If you took your dividends in cash, your income return was 1.91%.

The Virginia Fund's tax-free income return with dividends reinvested was 1.78% and represented an annualized rate of 3.56%, equal to 6.01% from a taxable investment if you are in the highest combined Federal and state tax bracket of 40.75%. If you took dividends in cash, your income return was 1.76%.

The Fed and the economy

In February, the Federal Reserve Board raised its target for the federal funds rate to 2.5% and indicated its intention to make future increases at a pace to keep inflation in check. Since June 2004, the Fed has raised the federal funds rate six times from its previous level of 1.0%. We expect the Fed to continue to raise the rate over the next six months.

Economic growth is proceeding at a moderate pace, the labor market is improving gradually and inflation at this time is contained. Anecdotal reports of businesses increasing prices have become less widespread. Corporate earnings were strong in 2004. The average year-over-year fourth quarter gain in operating profits for companies in the unmanaged Standard & Poor's 500 Composite Index was more than 20%.

Maryland and Virginia economies

Maryland's financial condition has improved and its general obligation bonds continue to be rated Aaa by Moody's Investors Service. The state has experienced solid growth in the past year because of increased construction of office buildings and infrastructure resulting from rising federal spending for defense and homeland security systems. Leisure and hospitality companies and professional and business services also experienced growth. The state's unemployment rate remains well below the national average and its job growth exceeds the national average.

Virginia's economy also continued to improve because of major spending on defense and homeland security systems and infrastructure in Northern Virginia. The state has a budget surplus because of the reviving economy and tax increases enacted last year. Like Maryland, its unemployment rate remains below the national average and its job growth surpasses the national average. Virginia's general obligation bonds are rated Aaa by Moody's Investors Service.

The Funds' portfolios

The Maryland and Virginia portfolios are well diversified and have maintained a conservative posture. As of January 31, issues rated Aa/AA or better accounted for 66.1% of the assets in the Maryland portfolio (almost the same as the 66.4% six months ago) and for 79.9% in the Virginia portfolio (up from 77.7% six months ago). Bonds rated lower than Baa/BBB, which carry greater risk and are owned because they enhance the Funds' income stream and long-term total return potential, represented 11.1% of net assets for Maryland (versus 10.5% six months ago) and 5.9% for Virginia (versus 6.2% six months ago).

Looking forward

It may be difficult for the Funds to match the results of the past few years, which occurred in a period of mostly declining interest rates. In the recent six-month period, short-term interest rates rose but intermediate and long-term rates declined. If intermediate- and long-term interest rates rise along with short-term rates, it is possible that investors could see the Funds' net asset values decline. Over time, however, rising rates will tend to boost the Funds' income return.

We recommend that you take a long-term perspective on your municipal bond fund investments.

Sincerely,

(signature)              (signature)              (signature)


James H. Lemon, Jr.      Harry J. Lister          Jeffrey L. Steele
Chairman                 Vice Chairman            President

March 18, 2005


The Funds' 30-day yields for Class A shares as of February 28, 2005, calculated in accordance with the Securities and Exchange Commission formula, were 2.90% for The Tax-Exempt Fund of Maryland and 2.78% for The Tax-Exempt Fund of Virginia, which reflect the fee waivers (2.88% and 2.77%, respectively, without the fee waivers). (This is equivalent to taxable yields of 5.08% for The Tax-Exempt Fund of Maryland and 4.69% for The Tax-Exempt Fund of Virginia, which reflect the fee waivers 5.05% and 4.68%, respectively, without the fee waivers, for investors in the 42.95% Maryland tax bracket and in the 40.75% Virginia tax bracket.) The Funds' distribution rates for Class A shares as of that date were 3.91% and 3.75%, respectively (3.89% and 3.74%, respectively, without the fee waivers). All figures reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each Fund is earning income on its current portfolio of securities while the distribution rate reflects the Funds' past dividends paid to shareholders. Accordingly, the Funds' SEC yields and distribution rates may differ.

For current information about the Funds, visit americanfunds.com.

Investment portfolio January 31, 2005                                 unaudited

The Tax-Exempt Fund of Maryland

Quality diversification:

(pie chart of Quality Diversification showing the following sections)

Moody's/S&P ratings (best of either)/1/
     Aaa/AAA                               42.6%
     Aa/AA                                 23.5%
     A/A                                    6.1%
     Baa/BBB                               12.0%
     Lower than Baa/BBB or not rated       11.1%
     Cash/equivalents                       4.7%

Maturity diversification:/2/

(pie chart of Maturity diversification showing the following sections)

Under a year                                4.7%
1 to 10 years                              87.8%
10+ to 20 years                             6.2%
20+ to 30 years                             0.5%
30+ years                                   0.8%

Average life /3/ 6.06 years


/1/ If ratings are not available, they are assigned by the Fund's research analysts.

/2/ Securities are included at prerefunded dates, not maturity dates.

/3/ Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Maryland Fund is 6.93 years.


                                                             Principal    Market
                                                                amount     value
Fixed-income securities  95.25%                                  (000)     (000)

Maryland
State Issuers

Community Dev. Administration, Dept. of Housing and
Community Dev.:
  Housing Rev. Bonds, GNMA Collateralized, Series 2002-B,
    AMT, 4.85% 2022                                             $2,000  $  2,053
  Residential Rev. Bonds, AMT:
    Series 1998-B:      5.00% 2008                               1,610     1,656
                        5.00% 2009                               1,680     1,763
    Series 2001-H:      5.20% 2022                                 900       934
                        4.40% 2025                                 620       630
  Single-family Program Bonds, First Series 1994, 5.80% 2009     1,050     1,073

Dept. of Transportation:
  Consolidated Transportation Bonds:
    Ref. Series 2003, 4.00% 2008                                 1,000     1,051
    Series 2002, 5.50% 2017                                      2,000     2,347
    Series 2003, 5.25% 2014                                      4,000     4,590
  Project Cert. of Part. (Mass Transit Administration Project),
    Series 2000, AMT, 5.00% 2008                                 1,415     1,518
Econ. Dev. Corp.:
  Lease Rev. Bonds:
    (Aviation Administration Facs.), Series 2003, AMT,
      FSA insured:      5.25% 2012                               1,000     1,110
                        5.50% 2013                               1,500     1,697
    (Dept. of Transportation Headquarters Fac.),
      Series 2002:      5.00% 2014                               1,755     1,936
                        5.375% 2019                              1,500     1,687
    (Montgomery County Town Square Parking Garage Project),
      Series 2002-A, 3.25% 2011                                  1,000     1,008
  Rev. Bonds (Anne Arundel County, MD Golf Course system),
    Series 2001, 8.25% 2028                                      2,000     1,868
  Tax-Exempt Adjustable Mode Solid Waste Disposal Rev. Bonds
    (Waste Management, Inc. Project), Series 2002, AMT,
    2.30% 2016 (put 2006)                                        2,000     1,978
  Utility Infrastructure Rev. Bonds (University of Maryland,
    College Park Project), Series 2001,
    AMBAC insured:      5.25% 2011                               3,425     3,828
                        5.375% 2015                              2,230     2,494

Energy Fncg. Administration, Limited Obligation Solid Waste
  Disposal Rev. Bonds (Wheelabrator Water Technologies Baltimore
  LLC Projects), Series 1996, AMT, 6.30% 2010                    3,500     3,705

G.O. Bonds, State and Local Facs.:
  Capital Improvement Bonds, First Series Loan, Series 2003-A,
    5.25% 2016                                                   1,500     1,730
  First Series Loan:
    Series 2000-H, 5.50% 2010                                    2,000     2,263
    Series 2001-H, 5.50% 2011                                    1,000     1,138
  Second Series Loan:
    Series 1999-W, 5.00% 2011                                      500       548
    Series 1999-X, 5.25% 2012                                    2,000     2,211
    Series 2002-B, 5.25% 2009                                    1,000     1,098

Health and Higher Educational Facs. Auth.:
  Anne Arundel Medical Center Issue, Rev. Bonds, Series 1998,
    FSA insured, 5.125% 2028                                     1,000     1,065
  Good Samaritan Hospital Issue, Rev. Bonds, Series 1993,
    5.70% 2009 (escrowed to maturity)                            1,000     1,103
  Howard County General Hospital Issue, Rev. Bonds, Series 1993
    (escrowed to maturity):                  5.50% 2013          1,845     1,958
                                             5.50% 2021          1,000     1,064
  Institute College of Art Issue, Rev. Bonds, Series 2001,
    5.50% 2032                                                   1,250     1,309
  Johns Hopkins Medical Institutions Parking Facs. Issue, Parking
    Rev. Bonds, Series 2001, AMBAC insured, 5.00% 2034             880       912
  Johns Hopkins University Issue, Rev. Ref. Bonds:
    Series 1998, 5.25% 2014                                      2,505     2,747
    Series 2001-A:      5.00% 2011                               1,000     1,106
                        5.00% 2013                               1,000     1,096
    Series 2002-A, 5.00% 2032                                    1,000     1,040
  Kaiser Permanente, Rev. Bonds, Series 1998-A, 5.375% 2015 1,000 1,076 LifeBridge Health Issue, Rev. Bonds, Series 2004-A:
    5.00% 2012                                                   1,000     1,089
    5.25% 2018                                                   1,000     1,085
  Medlantic/Helix Issue, Rev. Bonds, Series 1998-B, AMBAC insured,
    5.25% 2038                                                   1,500     1,695
  MedStar Health Issue, Ref. Rev. Bonds, Series 2004:
    5.00% 2013                                                   1,000     1,064
    5.75% 2015                                                     500       557
    5.75% 2016                                                   3,500     3,885
    5.50% 2033                                                   1,000     1,037
  Mercy Medical Center Issue, Project and Rev. Ref. Bonds,
    Series 1996, FSA insured, 6.50% 2013                         2,000     2,359
  Mercy Ridge Issue, Rev. Bonds:
    Series 2003-A, 6.00% 2035                                    2,000     2,080
    Series 2003-B, 5.00% 2008                                    1,000     1,020
  PUMH of Maryland, Inc. Issue, First Mortgage Rev. Bonds
    (Heron Point of Chestertown), Series 1998-A: 5.75% 2019      1,500     1,523
                                                 5.75% 2026      1,640     1,658
  Rev. Ref. Bonds, Adventist HealthCare Issue, Series 2003-A:
    5.00% 2012                                                   1,000     1,058
    5.75% 2025                                                   1,000     1,059
  Roland Park Place Issue, Ref. and Project Rev. Bonds,
    Series 1999, 5.50% 2014                                        525       536
  Suburban Hospital Issue, Rev. Bonds,
    Series 2004-A:      5.00% 2008                               1,500     1,606
                        5.00% 2009                                 400       431
  University of Maryland Medical System Issue, Rev. Bonds,
    Series 2000, 6.75% 2030                                      2,000     2,260

Morgan State University, Academic Fees and Auxiliary Facs. Fees
  Rev. Bonds, Series 2003-A, FGIC insured, 5.00% 2020            1,375     1,503

Northeast Maryland Waste Disposal Auth.:
  Resource Recovery Rev. Bonds (Baltimore RESCO Retrofit Project),
    Series 1998, AMT, 5.00% 2012                                 2,500     2,594
  Solid Waste Ref. Rev. Bonds (Montgomery County Solid Waste
    Disposal System), Series 2003, AMT, AMBAC insured:
      5.25% 2009                                                 1,000     1,082
      5.50% 2010                                                 2,500     2,762

Transportation Auth.:
  Airport Parking Rev. Bonds, Baltimore/Washington International
    Airport Projects, Series 2002-B, AMT, AMBAC insured,
    5.375% 2015                                                  2,000     2,191
  Facs. Project, Transportation Facs. Projects Rev. Bonds,
    Series 1992, 5.80% 2006                                      1,000     1,048

University System, Auxiliary Fac. and Tuition Rev. Bonds:
  Series 2001-B, 4.00% 2013                                      1,000     1,036
  Series 2002-A:        5.00% 2013                               1,010     1,116
                        5.125% 2022                              2,000     2,184

Water Quality Fncg. Administration, Revolving Loan Fund Rev.
  Bonds, Series 1991-B, 0% 2005                                    700       692

City & County Issuers

Anne Arundel County:
  G.O. Bonds, Series 2002, 5.25% 2012                            1,000     1,131
  Special Obligation Bonds:
    (Arundel Mills Project), Series 1999, 7.10% 2029
    (preref. 2009)                                               2,000     2,390
    (National Business Park Project), Series 2000, 7.375% 2028
      (preref. 2010)                                             1,500     1,843
  Tax Increment Fncg. Bonds (Parole Town Center Project),
    Series 2002, 5.00% 2012                                      1,680     1,702

City of Baltimore, Project and Rev. Ref. Bonds (Water Projects),
  Series 1994-A, FGIC insured:               6.00% 2015          1,500     1,770
                                             5.00% 2024            410       458

Mayor and City Council of Baltimore:
  Convertible Rev. Ref. Bonds (Baltimore City Parking System
    Facs.), Series 1996-A, FGIC insured, 5.90% 2009              1,500     1,689
  Port Fac. Rev. Bonds (Consolidation Coal Sales Company
    Project), Series 1984-B, 6.50% 2011                            500       536
  Project and Rev. Ref. Bonds (Water Projects), Series 2002-A,
    FGIC insured, 5.00% 2021                                     1,225     1,328

Baltimore County, G.O. Bonds:
  Consolidated Public Improvement Bonds:
    Ref. Series 2002, 5.25% 2010                                 2,000     2,240
    Series 2002, 5.25% 2015 (preref. 2012)                       3,000     3,394
  Metropolitan Dist. Bonds (67th Issue), 5.00% 2018
    (preref. 2011)                                               1,500     1,675

Calvert County, Econ. Dev. Rev. Ref. Bonds (Asbury-Solomons Island
  Fac.), Series 1997, MBIA insured, 5.00% 2009                   1,000     1,082

Carroll County:
  EMA Obligated Group Issue (Fairhaven and Copper Ridge),
    Rev. Ref. Bonds, Series 1999-A, Asset Guaranty insured,
    RADIAN insured, 5.50% 2019                                   1,265     1,359
  G.O. Bonds, Consolidated Public Improvement Ref. Bonds
    (Delayed Delivery), Series 2003, 5.00% 2010                  1,000     1,107

Frederick County:
  G.O. Public Facs. Bonds, Series 2000, 5.10% 2017               1,000     1,111
  Special Obligation Bonds (Urbana Community Dev. Auth.):
    Series 1998, 6.625% 2025                                     3,000     3,124
    Series 2004-A, 5.95% 2030                                    1,000     1,007
  Subordinate Special Obligation Bonds (Urbana Community Dev.
    Auth.), Series 2004-B, 6.25% 2030                            1,461     1,471

Howard County, G.O. Bonds, Consolidated Public Improvement
  Project and Ref. Bonds,
    Series 2002-A:      5.25% 2014 (preref. 2012)                  205       231
                        5.25% 2014                                 795       890

City of Hyattsville, Special Obligation Bonds (University Town
  Center Project), Series 2004, 5.75% 2034                       3,650     3,700

Montgomery County:
  Econ. Dev. Rev. Bonds (Trinity Health Credit Group),
    Series 2001, 5.50% 2016                                      1,000     1,102
  G.O. Consolidated Public Improvement Bonds:
    Series 2000-A,      5.30% 2013 (preref. 2010)                1,000     1,119
    Series 2001-A:      4.75% 2011                               1,000     1,096
                        4.75% 2012                               1,000     1,096
                        5.25% 2015                               2,000     2,246
  Housing Opportunities Commission:
    Housing Dev. Bonds (The Metropolitan), Issue 1995-A,
      6.10% 2015                                                 2,025     2,082
    Single-family Mortgage Rev. Bonds, Series 1998-B:
      4.80% 2009                                                   470       483
      4.90% 2010                                                   395       418
  Northeast Maryland Waste Disposal Auth., Solid Waste
    Rev. Bonds (Resource Recovery Project), Series 1993-A,
    AMT, 6.00% 2007                                              1,000     1,061
  Rev. Auth., Golf Course System Rev. Bonds, Series 1996-A,
    6.00% 2014 (preref. 2006)                                    2,355     2,539
  Solid Waste Disposal System Ref. Rev. Bonds, Series 2003-A,
    AMBAC insured, 5.00% 2013                                    1,000     1,116
  Special Obligation Bonds:
    (Kingsview Village Center Dev. Dist.),
      Series 1999, 6.90% 2021                                    2,305     2,425
    (West Germantown Dev. Dist.):
      Senior Series 2002-A, RADIAN insured, 5.375% 2020            750       815
      Junior Series 2002-B, RADIAN insured, 6.70% 2027           1,690     1,928

Prince George's County:
  (Dimensions Health Corp. Issue), Project and Rev. Ref. Bonds,
    Series 1994, 5.375% 2014                                    2,985      2,584
  Housing Auth., Mortgage Rev. Bonds, AMT:
    (GNMA Collateralized-Langley Garden Apartments Project),
      Series 1997-A, 5.60% 2017                                  1,130     1,200
    (GNMA Collateralized-Windsor Crossing Apartments Project),
      Series 2002-A:    3.90% 2012                                 515       521
                        5.00% 2023                               1,000     1,037
    GNMA/FNMA Collateralized Single-family Mortgage Rev. Bonds,
      Series 1998-A, 4.65% 2019                                    595       601
  Industrial Dev. Auth. Lease Rev. Ref. Bonds (Upper Marlboro
    Justice Center Project), Series 2003-A, MBIA insured,
    5.00% 2014                                                   1,500     1,662
  Special Obligation Bonds (Woodview Village Infrastructure
    Improvements), Series 1997-A, 8.00% 2026                     1,795     1,932

Washington Suburban Sanitary Dist., Montgomery and Prince
  George's Counties:
    G.O. Bonds:
      Ref. Bonds of 1997, 5.75% 2017                            1,510      1,815
      Ref. Bonds of 2001, 4.50% 2015                             3,000     3,165
    Sewage Disposal Ref. Bonds of 2003, 5.00% 2012               1,000     1,118

District of Columbia
Washington Metropolitan Area Transit Auth., Gross Rev.
  Transit Ref. Bonds, Series 1993, FGIC insured, 6.00% 2008      1,480     1,644

Puerto Rico

Electric Power Auth.:
  Rev. Bonds, Series DD, FSA insured, 4.50% 2019                 1,000     1,038
  Rev. Ref. Bonds:
    Series GG, FSA insured, 4.75% 2021                           1,020     1,061
    Series KK, XLCA insured, 5.00% 2011                          1,000     1,109
    Series Y, MBIA insured, 7.00% 2007                           1,000     1,105

Highways and Transportation Auth., Highway Rev. Ref. Bonds,
  Series AA, FSA insured, 5.00% 2026 (put 2010)                  2,000     2,193

Industrial, Medical, Higher Education and Environmental
Pollution Control Facs. Fncg. Auth., Special Fac. Rev. Bonds
  (American Airlines, Inc. Project), Series 1985 A, 6.45% 2025     500       354

Public Buildings Auth., Government Facs. Rev. Bonds, Series D,
  5.25% 2027 (preref. 2012)                                      4,500     5,018

Public Fin. Corp. (Commonwealth Appropriation Bonds):
  FGIC insured, 5.25% 2031 (put 2012)                            2,500     2,790
  Series 2001-E:        6.00% 2026                                 455       552
                        6.00% 2026 (escrowed to maturity)           45        56
  Series  2004-A: 5.75% 2027 (put 2012)                          3,255     3,664

Public Improvement Ref. Bonds (G.O. Bonds), Series 1998,
  5.00% 2007                                                       500       527

Virgin Islands

Public Fin. Auth.:
  Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
    Series 1998-A:      5.20% 2009                               1,500     1,608
                        5.20% 2010                               1,000     1,067
  Rev. Bonds (Gross Receipts Taxes Loan Note),
    Series 2003-A, FSA insured, 5.25% 2017                       1,000     1,134

Total fixed-income securities (cost: $190,406,000)                       199,919

Short-term securities  3.62%

Baltimore County:/1/
  Econ. Dev. Rev. Bonds (Garrison Forest School, Inc. Project),
    Series 2001, 1.91% 2026                                      1,000     1,000
  Rev. Bonds (Oak Crest Village, Inc. Project), Series 1999-A,
    1.86% 2029                                                   2,390     2,390

Health and Higher Educational Facs. Auth., Pooled Loan Program
  Rev. Bonds, Series 1994-D, 1.84% 2029/1/                       1,500     1,500

Washington Suburban Sanitary Dist., (Montgomery and Prince
  George's Counties), G.O. Multi-Modal Bond Anticipation Notes,
  Series 2003-A, 1.80% 2023/1/                                   2,000     2,000

Westminster Econ. Dev. Rev. Bonds (Carroll Lutheran Village, Inc.)
  Series 2004-C, 1.88% 2034/1/                                     700       700

Total short-term securities (cost: $7,590,000)                             7,590

Total investment securities (cost: $197,996,000)                         207,509

Other assets less liabilities                                              2,373

Net assets                                                              $209,882


/1/ Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


See Notes to Financial Statements

Key to abbreviations

AMT                 =   Alternative Minimum Tax
Auth.               =   Authority
Certs. of Part.     =   Certificates of Participation
Dept.               =   Department
Dev.                =   Development
Dist.               =   District
Econ.               =   Economic
Fac.                =   Facility
Facs.               =   Facilities
Fin.                =   Finance
Fncg.               =   Financing
G.O.                =   General Obligation
Preref.             =   Prerefunded
Ref.                =   Refunding
Rev.                =   Revenue

Financial statements  unaudited

The Tax-Exempt Fund of Maryland

Statement of assets and liabilities at January 31, 2005

                                               (dollars and shares in thousands,
                                                       except per-share amounts)
Assets:
  Investment securities at market (cost: $197,996)                      $207,509
  Cash                                                                       102
  Receivables for:
    Sales of Fund's shares                                     $   724
    Interest                                                     2,106
    Other                                                           15     2,845
                                                                         210,456

Liabilities:
  Payables for:
    Repurchases of Fund's shares                                   200
    Dividends on Fund's shares                                     167
    Management services                                             62
    Services provided by affiliates                                129
    Deferred Trustees' compensation                                 16       574

Net assets at January 31, 2005                                          $209,882

Net assets consist of:
  Capital paid in on shares of beneficial interest                      $200,153
  Undistributed net investment income                                        195
  Undistributed net realized gains                                            21
  Net unrealized appreciation                                              9,513

Net assets at January 31, 2005                                          $209,882

Shares of beneficial interest issued and outstanding --
unlimited shares authorized, 12,926 total shares outstanding
                                                 Shares        Net asset value
                                 Net assets    outstanding      per share/1/
Class A                          $160,929         9,911               $16.24
Class B                            19,091         1,176                16.24
Class C                            20,439         1,259                16.24
Class F                             5,620           346                16.24
Class R-5                           3,803           234                16.24


/1/ Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.87.


See Notes to Financial Statements

Statement of operations for the six months ended January 31, 2005

                                                          (dollars in thousands)
Investment income:
  Income:
    Interest                                                              $4,669

  Fees and expenses:
    Investment advisory services                                  $215
    Business management services                                   170
    Distribution services                                          397
    Transfer agent services                                         22
    Administrative services                                         21
    Reports to shareholders                                         16
    Registration statement and prospectus                            2
    Postage, stationery and supplies                                 7
    Trustees' compensation                                          13
    Auditing and legal                                              30
    Custodian                                                        1
    Total expenses before waiver                                   904
      Waiver of expenses                                            16       888
  Net investment income                                                    3,781

Net realized gain and unrealized appreciation on investments:
  Net realized gain on investments                                            42
  Net unrealized appreciation on investments                               3,607
    Net realized gain and unrealized appreciation on investments           3,649

Net increase in net assets resulting from operations                      $7,430

See Notes to Financial Statements


Statement of changes in net assets

                                                          (dollars in thousands)

                                                       Six months    Year ended
                                                    ended January 31,  July 31,
                                                         2005*           2004
Operations:
  Net investment income                                 $   3,781      $   7,517
  Net realized gain on investments                             42             75
  Net unrealized appreciation on investments                3,607          2,036
    Net increase in net assets resulting from operations    7,430          9,628

Dividends paid or accrued to shareholders from net
  investment income                                       (3,725)        (7,428)

Capital share transactions                                  7,851          2,641

Total increase in net assets                               11,556          4,841

Net assets:
  Beginning of period                                     198,326        193,485
  End of period (including undistributed net investment
    income: $195 and $175, respectively)                 $209,882       $198,326

*Unaudited

See Notes to Financial Statements

Financial highlights<F1>

The Tax-Exempt Fund of Maryland


                               Income from invest-       Dividends and
                               ment operations<F2>       distributions

                                       Net                                                                     Ratio
                                      gains                                                          Ratio    of ex-
                                    (losses)                                                        of ex-    penses
                                     on se-          Divi-                                    Net   penses    to av-
                                    curities         dends   Dis-    Total                    as-   to av-     erage      Ratio
                        Net           (both  Total   (from   tri-    divi-     Net           sets,   erage      net      of net
                       asset    Net   real-  from   net in-  tions   dends    asset         end of    net     assets     income
                       value    in-   ized  invest-  vest-   (from    and    value,         period  assets     after     to av-
                      begin-   vest- and un- ment    ment    capi-   dis-      end   Total    (in   before     waiv       erage
                      ning of  ment   real-  oper-    in-     tal   tribu-     of   return   mil-    waiv-      ers        net
                      period  income  ized) ations   come)  gains)   tions   period  <F3>   lions)    ers      <F4>      assets

Class A:
Six months ended
  1/31/2005<F5>        $15.94   $.31   $.30  $ .61   $(.31)    $--  $(.31)   $16.24   3.82%  $161    .72%<F6>  .71%<F6>  3.80%<F6>
Year ended 7/31/2004    15.76    .64    .17    .81    (.63)     --   (.63)    15.94   5.17    154    .72       .72       3.97
Year ended 7/31/2003    15.93    .62   (.15)   .47    (.62)  (.02)   (.64)    15.76   2.98    156    .73       .73       3.87
Year ended 7/31/2002    15.68    .69    .25    .94    (.69)     --   (.69)    15.93   6.14    139    .75       .75       4.40
Year ended 7/31/2001    15.12    .74    .56   1.30    (.74)     --   (.74)    15.68   8.77    119    .80       .80       4.77
Year ended 7/31/2000    15.57    .74   (.45)   .29    (.74)     --   (.74)    15.12   2.03    100    .82       .82       4.92

Class B:
Six months ended
  1/31/2005<F5>         15.94    .25    .30    .55    (.25)     --   (.25)    16.24   3.44     19   1.48<F6>  1.46<F6>   3.05<F6>
Year ended 7/31/2004    15.76    .52    .17    .69    (.51)     --   (.51)    15.94   4.40     19   1.48      1.48       3.21
Year ended 7/31/2003    15.93    .50   (.15)   .35    (.50)  (.02)   (.52)    15.76   2.22     18   1.48      1.48       3.09
Year ended 7/31/2002    15.68    .57    .25    .82    (.57)     --   (.57)    15.93   5.35     11   1.49      1.49       3.62
Year ended 7/31/2001    15.12    .62    .56   1.18    (.62)     --   (.62)    15.68   7.96      4   1.54      1.54       3.91
Period from 3/15/2000
  to 7/31/2000          15.01    .16    .18    .34    (.23)     --   (.23)    15.12   2.26      1    .58       .58       1.32

Class C:
Six months ended
  1/31/2005<F5>         15.94    .24    .30    .54    (.24)     --   (.24)    16.24   3.37     20   1.61<F6>  1.59<F6>   2.92<F6>
Year ended 7/31/2004    15.76    .50    .17    .67    (.49)     --   (.49)    15.94   4.27     17   1.60      1.60       3.09
Year ended 7/31/2003    15.93    .48   (.15)   .33    (.48)  (.02)   (.50)    15.76   2.09     13   1.61      1.61       2.97
Year ended 7/31/2002    15.68    .55    .25    .80    (.55)     --   (.55)    15.93   5.20      6   1.64      1.64       3.51
Period from 4/12/2001
  to 7/31/2001          15.49    .15    .20    .35    (.16)     --   (.16)    15.68   2.29      1    .49       .49       1.02

Class F:
Six months ended
  1/31/2005<F5>         15.94    .29    .30    .59    (.29)     --   (.29)    16.24   3.75      6    .85<F6>   .84<F6>   3.67<F6>
Year ended 7/31/2004    15.76    .62    .17    .79    (.61)     --   (.61)    15.94   5.04      5    .85       .85       3.85
Year ended 7/31/2003    15.93    .60   (.15)   .45    (.60)  (.02)   (.62)    15.76   2.84      3    .86       .86       3.73
Year ended 7/31/2002    15.68    .64    .25    .89    (.64)     --   (.64)    15.93   5.81      2    .99       .99       4.18
Period from 6/15/2001
  to 7/31/2001          15.59    .07    .09    .16    (.07)     --   (.07)    15.68   1.03 --<F7>    .14       .14        .45

Class R-5:
Six months ended
  1/31/2005<F5>         15.94    .32    .30    .62    (.32)     --   (.32)    16.24   3.91      4    .55<F6>   .53<F6>   3.98<F6>
Year ended 7/31/2004    15.76    .67    .17    .84    (.66)     --   (.66)    15.94   5.36      3    .54       .54       4.15
Year ended 7/31/2003    15.93    .65   (.15)   .50    (.65)  (.02)   (.67)    15.76   3.16      3    .55       .55       4.06
Period from 7/15/2002
  to 7/31/2002          15.91    .03    .02    .05    (.03)     --   (.03)    15.93    .31      3    .02       .02        .18


                             Six months ended
                                January 31,         Year ended July 31
                                 2005<F5>    2004   2003   2002   2001   2000
Portfolio turnover rate for
all classes of shares               3%        11%    8%     5%     16%    12%

<F1> Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

<F2> Based on average shares outstanding.

<F3> Total returns exclude all sales charges, including contingent deferred sales charges.

<F4> The ratios in this column reflect the impact, if any, of certain waivers
from CRMC and WMC. During the six months ended   1/31/2005,  CRMC and WMC
reduced fees for investment advisory services and business management services for all share classes.

<F5> Unaudited.
<F6> Annualized.
<F7> Amount less than $1 million.

See Notes to Financial Statements


Investment portfolio January 31, 2005 unaudited

The Tax-Exempt Fund of Virginia

Quality diversification:

(pie chart of quality diversification showing the following sections)

Moody's/S&P ratings (best of either)/1/

     Aaa/AAA                         44.0%
     Aa/AA                           35.9%
     A/A                              4.6%
     Baa/BB                           5.7%
     Lower than Baa/BBB or not rated  5.9%
     Cash/equivalents                 3.9%

Maturity diversification:/2/

(graph of maturity diversification showing the following sections)

Under a year                          3.9%
1 to 10 years                        89.1%
10+ to 20 years                       6.6%
20+ to 30 years                       0.4%

Average life/3/ 6.27 years


/1/ If ratings are not available, they are assigned by the Fund's research analysts.
/2/ Securities are included at prerefunded dates, not maturity dates.

/3/ Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Virginia Fund is 7.01 years.

                                                             Principal    Market
                                                                amount     value
Fixed-income securities  96.06%                                  (000)     (000)

Virginia
State Issuers

Big Stone Gap, Redev. and Housing Auth., Commonwealth of
  Virginia Correctional Fac. Lease Rev. Bonds:
    (Wallens Ridge Dev. Project), Series 1995, 5.25% 2010
      (preref. 2005)                                           $ 1,600   $ 1,661
    Series 2003, 5.00% 2014                                      1,000     1,112

College Building Auth.:
  Educational Facs. Rev. and Ref. Bonds:
    (Hampden-Sydney College Project), Series 1998,
      MBIA insured, 5.00% 2016                                     500       537
    (Hampton University Project), Series 2003:
      5.00% 2013                                                 1,000     1,104
      5.00% 2014                                                 1,815     2,004
  Educational Facs. Rev. Bonds:
    (21st Century College Program), Series 1998, 5.00% 2017 1,000 1,059 (Public Higher Education Fncg. Program), Series 2002-A,
      5.00% 2011                                                 1,530     1,698
    (University of Richmond Project), (put 2009):
      Series 2002-A, 5.00% 2032                                  3,500     3,776
      Series 2002-B, 5.00% 2032                                  2,000     2,158
    (Washington and Lee University Project), Series 2001,
      5.375% 2021                                                1,000     1,167

Commonwealth Transportation Board:
  Federal Highway Reimbursement Anticipation Notes:
    Series 2000, 5.50% 2010                                      1,300     1,469
    Series 2002, 5.00% 2011                                      1,000     1,110

Transportation Rev. Bonds (U.S. Route 58 Corridor Dev.
    Program), Series 1999-B, 5.50% 2013 (preref. 2009)           4,750     5,309

G.O. Bonds, Series 1997, 5.00% 2012 (preref. 2007)                 940       995

Housing Dev. Auth.:
  Commonwealth Mortgage Bonds:
    Series 2001-J, Sub-series J-1, MBIA insured:
      4.55% 2010                                                 1,000     1,050
      4.65% 2011                                                 1,000     1,054
    Series 2004-A1, AMT, 4.00% 2015                              1,300     1,287
  Multi-family Housing Bonds:
    Series 1996-B, 5.95% 2016                                    1,000     1,033
    Series 1997-B, AMT, 5.80% 2010                               1,185     1,234
    Series 1998-I, AMT:
      4.60% 2009                                                 1,320     1,379
      4.70% 2010                                                 1,240     1,296
    Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017           825       869

Northern Virginia Transportation Dist. Commission
  (Virginia Railway Express Project), Commuter Rail Rev. Ref.
  Bonds, Series 1998, FSA insured:
    5.375% 2011                                                  1,000     1,101
    5.375% 2014                                                  1,000     1,101

Peninsula Ports Auth.:
  Coal Terminal Rev. Ref. Bonds (Dominion Terminal Associates
    Project  DETC Issue), Series 2003, 3.30% 2033 (put 2008)     1,000       998
  Health System Rev. Ref. Bonds (Riverside Health System
    Project), Series 1998:
      5.00% 2008                                                 1,200     1,282
      5.00% 2009                                                 1,100     1,186

Port Auth., Commonwealth Port Fund Rev. Bonds (2002
  Resolution), Series 2002, AMT:
    5.00% 2012                                                   1,000     1,100
    5.00% 2013                                                   3,700     4,067

Public Building Auth., Public Facs. Rev. Bonds:
  Series 1998-B:
    5.00% 2010                                                   1,000     1,072
    5.00% 2011                                                   2,100     2,251
  Series 2004-A,        5.00% 2010                               2,000     2,204
  Series 2000-A,        5.75% 2016 (preref. 2010)                1,000     1,138

Public School Auth., School Fncg. Bonds:
  1997 Resolution:
    Series 1998-A, 5.25% 2007                                    2,000     2,133
    Series 1998-B, 4.50% 2009                                    3,000     3,194
    Series 2002-A, 5.00% 2014                                    1,000     1,102
    Series 2002-B, 4.00% 2009                                    1,500     1,574

Rector and Visitors of the University of Virginia, General
  Rev. Pledge Bonds, Series 2003-B:
    5.00% 2016                                                   1,000     1,099
    5.00% 2017                                                   1,480     1,619

Resources Auth.:
  Clean Water State Revolving Fund Rev. Bonds, Series 2000,
    5.25% 2015                                                   1,000     1,113
  Infrastructure Rev. Bonds (Pooled Loan Bond Program):
    Series 2001-B, AMT, FSA insured, 4.375% 2010                 1,490     1,576
    Series 2002-A, 5.25% 2014                                    1,460     1,633
    Series 2003, 5.00% 2020                                      2,000     2,174
    Series 2003-B, AMT, MBIA insured, 5.00% 2016                 1,000     1,077

Southeastern Public Service Auth., Senior Rev. Ref. Bonds,
  Series 1998, AMBAC insured, 5.00% 2015                         4,825     5,379

Virginia Polytechnic Institute and State University,
  University Services System and General Rev. Pledge Bonds,
  Series 1996-C, 5.35% 2009 (preref. 2006)                       1,000     1,059

City & County Issuers

Industrial Dev. Auth. of the Town of Abingdon, Hospital
  Fac. Rev. and Ref. Bonds (Johnston Memorial Hospital),
  Series 1998:
    5.00% 2008                                                   1,015     1,078
    5.00% 2009                                                   1,020     1,093

Arlington County:
  G.O. Ref. Bonds, Series 1993:
    6.00% 2011                                                   1,000     1,169
    6.00% 2012                                                   1,000     1,183
  Industrial Dev. Auth., Resource Recovery Rev. Bonds
    (Alexandria/Arlington Waste-to-Energy Fac.), Ogden Martin
    Systems of Alexandria/Arlington Inc. Project,
    Series 1998-B, AMT, FSA insured, 5.375% 2012                 2,785     2,997

Industrial Dev. Auth. of the County of Charles City, AMT:
  Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of
    Virginia, Inc. Project), Series 1999, 4.875% 2009            2,100    2,195
  Tax-Exempt Adjustable Mode Solid Waste Disposal Rev. Bonds
    (Waste Management, Inc.), Series 2002,
    6.25% 2027 (put 2012)                                        1,000     1,125

City of Chesapeake:
  G.O. Public Improvement and Ref. Bonds, Series 2001:
    5.50% 2009                                                   1,300     1,454
    5.50% 2011                                                   1,500     1,713
  G.O. Ref. Bonds, Series 1993, 5.40% 2008                       1,000     1,099
  G.O. School Ref. Bonds, Series 2003, 5.00% 2013                3,000     3,351

Chesterfield County, Water and Sewer Rev. Ref. Bonds,
  Series 1992, 6.375% 2009                                         330       331

Industrial Dev. Auth. of Danville, Hospital Rev. Bonds
  (Danville Regional Medical Center):
    Series 1998, AMBAC insured:
      5.25% 2012                                                 1,995     2,233
      5.25% 2013                                                 2,000     2,248
      5.25% 2028                                                   720       809

City of Fairfax, G.O. School Bonds, Series 2004, MBIA
  insured, 5.00% 2027                                            1,640     1,751

Fairfax County:
  Econ. Dev. Auth., Retirement Community Rev. Bonds
    (Greenspring Village, Inc. Fac.), Series 1999-A:
      6.75% 2012                                                   500       539
      7.50% 2029                                                 2,500     2,669
  Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds
    (School Board Central Administration Building Project
    Phase I), Series 2005-A, 5.00% 2028                          2,615     2,765
  Industrial Dev. Auth.:
    Health Care Rev. Ref. Bonds (Inova Health Systems Project),
      Series 1998-A, 5.00% 2011                                  1,500     1,594
    Hospital Rev. Ref. Bonds (Inova Health System Hospitals
      Project), Series 1993-A:
                        5.00% 2007                                 750       792
                        5.00% 2011                               1,000     1,097
                        5.25% 2019                               2,500     2,817
                        FSA insured, 5.25% 2019                  1,000     1,140
  Redev. and Housing Auth., Multi-family Housing Rev. Bonds
    (Grand View Apartments Project), Series 1998-A,
    FHA insured, 5.05% 2010                                        965     1,003
  Water Auth., Water Rev. Ref. Bonds, Series 1997,
    5.00% 2021                                                   1,000     1,132

City of Fredericksburg, Rev. Bonds (MediCorp Health System
  Obligated Group), Series 2002-B, 5.25% 2027                    1,500     1,560

City of Hampton:
  Convention Center Rev. Bonds, Series 2002, AMBAC insured:
    5.25% 2014                                                   1,000     1,116
    5.25% 2015                                                   1,500     1,663
  G.O. Public Improvement Ref. Bonds:
    Series 1998:        5.00% 2013                               2,240     2,493
                        5.00% 2014                               1,000     1,116
    Series 2000,        5.25% 2011                               1,000     1,116
  Museum Rev. Ref. Bonds, Series 2004:
    4.00% 2009                                                     500       517
    5.00% 2012                                                   1,220     1,327

Industrial Dev. Auth. of the County of Hanover, Hospital
  Rev. Bonds (Memorial Regional Medical Center Project at
  Hanover Medical Park), Series 1995, MBIA insured:
    6.50% 2010                                                   1,375     1,605
    6.375% 2018                                                  1,500     1,821

Henrico County:
  Water and Sewer System Rev. Ref. Bonds, Series 2002,
    4.625% 2013                                                    580       632
  Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds
    (Browning-Ferris Industries of South Atlantic, Inc.
    Project), AMT:
      Series 1995, 5.30% 2011 (put 2005)                         1,000     1,005
      Series 1996-A, 5.45% 2014                                  1,000       933

Industrial Dev. Auth. of Henry County, Hospital Rev. Bonds
  (Memorial Hospital of Martinsville and Henry County),
  Series 1997, 6.00% 2017 (preref. 2007)                         1,000     1,076

Industrial Dev. Auth. of King George County, Variable Rate
  Demand Solid Waste Disposal Rev. Bonds (King George
  Landfill, Inc. Project), Series 2003-A, AMT,
  4.10% 2023 (put 2009)                                          1,000     1,013

Loudoun County:
  Dulles Town Center, Community Dev. Auth., Special
    Assessment Bonds (Dulles Town Center Project), Series 1998,
    6.25% 2026                                                   2,495     2,567
  G.O. Public Improvement Bonds, Series 2001-B:
    5.00% 2012                                                   1,000     1,096
    5.25% 2015                                                     500       555
  G.O. Public Improvement and Ref. Bonds, Series 2002-A,
    5.00% 2012                                                   1,795     2,002
  Industrial Dev. Auth.:
    Hospital Rev. Bonds (Loudoun Hospital Center), Series 1995,
      FSA insured, 6.00% 2005                                      515       522
    Residential Care Facility Ref. Rev. Bonds, (Falcons Landing
      Project), Series 2004-A, 6.00% 2024                        2,000     2,079
  Sanitation Auth., Water and Sewer System Rev. Bonds,
    Series 2000, FSA insured, 5.00% 2014                         1,185     1,298

City of Manassas, G.O. Bonds, Series 1997-B, AMT, 5.00% 2013     1,000     1,082

City of Newport News:
  G.O. General Improvement Ref. Bonds, Series 2003-A,
    5.00% 2010                                                   1,000     1,100
  G.O. General Improvement and Water Bonds, Series 2002-A,
    5.00% 2016                                                   1,585     1,736
  G.O. General Improvement Bonds, Series 2004-A,
    5.00% 2020                                                   1,000     1,098

City of Norfolk, MBIA insured:
  G.O. Bonds, Capital Improvement and Ref. Bonds, Series 2002,
    5.00% 2011                                                   1,000     1,106
  Industrial Dev. Auth., Health Care Rev. Bonds (Bon Secours
    Health System), Series 1997, 5.00% 2007                      1,250     1,322

Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT,
  FGIC insured:
    5.375% 2014                                                  1,485     1,612
    5.375% 2015                                                  1,565     1,692

Peninsula Ports Auth., Health Care Facs. Rev. and Ref. Bonds
  (Mary Immaculate Project), Series 1994, 6.875% 2010
  (preref. 2005)                                                   895       896

Prince William County:
  Virginia Gateway Community Dev. Auth., Special Assessment
    Bonds, Series 1999, 6.25% 2026                               2,470     2,536
  Heritage Hunt Commercial Community Dev. Auth., Special
    Assessment Bonds:
      Series 1999-A, 6.85% 2019                                  1,181     1,238
      Series 1999-B, 7.00% 2029                                    480       507
  Industrial Dev. Auth., Hospital Fac. Rev. Bonds, (Potomac
    Hospital Corp. of Prince William), Series 2003,
    5.00% 2013                                                   1,000     1,071
  Service Auth., Water and Sewer System Rev. Ref. Bonds,
    Series 2003:
      5.00% 2014                                                 1,000     1,120
      5.00% 2019                                                 1,635     1,788

City of Richmond:
  G.O. Public Improvement Ref. Bonds, Series 2001,
    FGIC insured, 5.375% 2015                                    1,000     1,124
  Public Utility Rev. and Ref. Bonds, Series 1998-A,
    5.25% 2009                                                   1,500     1,616

Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds,
  FGIC insured:
    Series 1998, 5.25% 2012                                      1,000     1,128
    Series 2002, 5.25% 2017                                      1,120     1,288

Industrial Dev. Auth. of the City of Roanoke, Hospital Rev.
  Bonds (Carilion Health System Obligated Group),
  Series 2002-A, MBIA insured, 5.50% 2015                        3,500     3,890

City of Virginia Beach:
  Dev. Auth.:
    Health Care Facs. Rev. and Ref. Bonds (Sentara Health
      System), Series 1998, 5.25% 2011                           1,000     1,076
    Hospital Rev. Bonds (Virginia Beach General Hospital
      Project), Series 1993, AMBAC insured:
                        6.00% 2011                               1,000     1,148
                        5.125% 2018                              2,200     2,463
  G.O. Public Improvement and Ref. Bonds, Series 2002:
    5.00% 2015 (preref. 2012)                                    1,500     1,664
    5.00% 2016 (preref. 2012)                                    1,500     1,664
  G.O. Public Improvement Bonds, Series 2001:
    5.00% 2012 (preref. 2011)                                    2,425     2,704
    5.00% 2013 (preref. 2011)                                    2,425     2,704
  G.O. Public Improvement Ref. Bonds, Series 2004-B,
    5.00% 2017                                                   1,000     1,125
  Public Fac. Rev. Bonds (Town Center Project Phase I),
    Series 2002-A:
      5.375% 2017                                                1,500     1,680
      5.00% 2021                                                 2,000     2,164

Industrial Dev. Auth. of County of Isle of Wight:
  Series 2000-A, 6.60% 2024                                      2,590
                                                                           2,828
  Pollution Control Rev. Ref. Bonds (International Paper Co.
    Projects), Series 2004-A, 4.05% 2014                         1,000       994
  Riverside Regional Jail Auth., Jail Fac. Rev. Bonds,
    Series 2003, MBIA insured, 5.00% 2015                        1,910     2,104

District of Columbia

Metropolitan Washington Airports Auth., AMT:
  Airport System Rev. and Ref. Bonds, Series 1998-B:
    5.50% 2007                                                   1,500     1,595
    MBIA insured, 5.25% 2010                                     1,000     1,073
  Airport System Rev. Bonds, Series 2001-A, MBIA insured,
    5.50% 2014                                                   1,000     1,100

Airport System Rev. Ref. Bonds:
    Series 2002-D, FSA insured:
      5.375% 2013                                                1,000     1,103
      5.375% 2014                                                1,000     1,097
      5.375% 2016                                                1,995     2,170
    Series 2003-A, FGIC insured, 5.00% 2008                      1,000     1,069
    Series 2004-C-1, FSA insured, 5.00% 2008                     1,000     1,068
    Series 2004-D, MBIA insured:
      5.25% 2012                                                 1,000     1,102
      5.00% 2019                                                 1,000     1,061

Puerto Rico

Public Buildings Auth.:
  Government Facs. Rev. Bonds, Series D:
    5.25% 2027 (preref. 2012)                                    1,540     1,717
    5.25% 2036 (preref. 2012)                                      500       558
  Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2014         1,000     1,141

Highways and Transportation Auth., Highway Rev. Ref.
  Bonds, Series AA:
    FSA insured, 5.00% 2026 (put 2010)                           2,000     2,193
    AMBAC insured, 5.00% 2035 (put 2010)                         1,150     1,261

Public Fin. Corp., (Commonwealth Appropriation Bonds),
  Series 2004-A:
    AMBAC insured, 5.25% 2030 (put 2012)                         1,000     1,116
    FGIC insured, 5.25% 2031 (put 2012)                          3,000     3,348

Virgin Islands

Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund
  Loan Notes), Senior Lien:
    Series 1998-A, 5.20% 2009                                    1,000     1,072
    Series 1998-C:
      5.50% 2005                                                 1,000     1,021
      5.50% 2007                                                 1,000     1,064

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes),
  Senior Lien, Series 2004-A:
    5.25% 2017                                                     750       809
    5.25% 2018                                                     500       537

Short-term securities  2.17%

Industrial Dev. Auth. of Loudon County, Multi-Modal Rev.
  Bonds (Howard Hughes Medical Institute Issue):/1/
  Series 2003-A, 1.93% 2038                                      1,000     1,000
  Series 2003-C, 1.97% 2038                                      1,300     1,300
  Series 2003-D, 1.80% 2038                                      1,000     1,000

Rector and Visitors of the University of Virginia, General Rev.
  Pledge Bonds, Series 2003-A, 1.80% 2034/1/                     1,870     1,870

Total short-term securities (cost: $5,170,000)                             5,170

Total investment securities (cost: $222,181,000)                         233,795

Other assets less liabilities                                              4,218
Net assets                                                              $238,013


/1/ Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


See Notes to Financial Statements


Key to abbreviations

AMT     =   Alternative Minimum Tax
Auth.   =   Authority
Dev.    =   Development
Dist.   =   District
Econ.   =   Economic
Fac.    =   Facility
Facs.   =   Facilities
Fin.    =   Finance
Fncg.   =   Financing
G.O.    =   General Obligation
Preref. =   Prerefunded
Redev.  =   Redevelopment
Ref.    =   Refunding
Rev.    =   Revenue


Financial statements                                                   unaudited

The Tax-Exempt Fund of Virginia

Statement of assets and liabilities at January 31, 2005

                                               (dollars and shares in thousands,
                                                       except per-share amounts)
Assets:
  Investment securities at market (cost: $222,181)                      $233,795
  Cash                                                                       103
  Receivables for:
    Sales of Fund's shares                                      $1,728
    Interest                                                     2,891
  Other assets                                                      10     4,629
                                                                         238,527

Liabilities:
  Payables for:
    Repurchases of Fund's shares                                   118
    Dividends on Fund's shares                                     181
    Investment advisory services                                    68
    Services provided by affiliates                                130
    Deferred Trustees' compensation                                 16
    Other fees and expenses                                          1       514
Net assets at January 31, 2005                                          $238,013

Net assets consist of:
  Capital paid in on shares of beneficial interest                      $226,589
  Undistributed net investment income                                        269
  Accumulated net realized loss                                            (459)
  Net unrealized appreciation                                             11,614
Net assets at January 31, 2005                                          $238,013

Shares of beneficial interest issued and outstanding --
unlimited shares authorized, 14,188 total shares outstanding
                                                    Shares       Net asset value
                                  Net assets      outstanding     per share/1/

Class A                           $198,115          11,810           $16.78
Class B                             13,399             799            16.78
Class C                             15,703             936            16.78
Class F                              8,596             512            16.78
Class R-5                            2,200             131            16.78


/1/ Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.43.


See Notes to Financial Statements

Statement of operations for the six months ended January 31, 2005

                                                          (dollars in thousands)
Investment income:
  Income:
    Interest                                                              $4,974
  Fees and expenses:
    Investment advisory services                                  $237
    Business management services                                   186
    Distribution services                                          402
    Transfer agent services                                         25
    Administrative services                                         20
    Reports to shareholders                                         20
    Registration statement and prospectus                            9
    Postage, stationery and supplies                                 6
    Trustees' compensation                                          13
    Auditing and legal                                              30
    Custodian                                                        1
    Total expenses before waiver                                   949
      Waiver of expenses                                            18       931
  Net investment income                                                    4,043

Net realized gain and unrealized appreciation on investments:
  Net realized gain on investments                                            81
  Net unrealized appreciation on investments                               3,841
    Net realized gain and unrealized appreciation on investments           3,922

Net increase in net assets resulting from operations                      $7,965

See Notes to Financial Statements

Statement of changes in net assets

                                                          (dollars in thousands)

                                                                Six
                                                              months     Year
                                                               ended     ended
                                                            January 31,July 31,
                                                               2005*     2004
Operations:
  Net investment income                                    $   4,043  $  7,900
  Net realized gain (loss) on investments                         81      (27)
  Net unrealized appreciation on investments                   3,841     1,970
    Net increase in net assets resulting from operations       7,965     9,843

Dividends paid or accrued to shareholders from net
  investment income                                          (3,932)   (7,895)

Capital share transactions                                     7,173     2,408

Total increase in net assets                                  11,206     4,356

Net assets:
  Beginning of period                                        226,807   222,451
  End of period (including undistributed net investment
    income: $269 and $162, respectively)                    $238,013  $226,807

*Unaudited

See Notes to Financial Statements

Financial highlights/1/

     The Tax-Exempt Fund of Virginia

                               Income from invest-       Dividends and
                               ment operations/2/        distributions

                                       Net                                                                     Ratio
                                      gains                                                          Ratio    of ex-
                                    (losses)                                                        of ex-    penses
                                     on se-          Divi-                                    Net   penses    to av-
                                    curities         dends   Dis-    Total                    as-   to av-     erage      Ratio
                        Net           (both  Total   (from   tri-    divi-     Net           sets,   erage      net      of net
                       asset    Net   real-  from   net in-  tions   dends    asset         end of    net     assets     income
                       value    in-   ized  invest-  vest-   (from    and    value,         period  assets     after     to av-
                      begin-   vest- and un- ment    ment    capi-   dis-      end   Total    (in   before     waiv       erage
                      ning of  ment   real-  oper-    in-     tal   tribu-     of   return   mil-    waiv-      ers        net
                      period  income  ized) ations   come)  gains)   tions   period  /3/    lions)    ers      /4/       assets

Class A:
Six months ended
  1/31/2005 /5/       $16.48   $.30   $.29  $ .59   $(.29)   $ --  $(.29)   $16.78   3.60%  $198    .70%/6/     68%/6/   3.54%/6/
Year ended 7/31/2004    16.32    .60    .16    .76    (.60)     --   (.60)    16.48   4.67    189    .70       .70       3.60
Year ended 7/31/2003    16.57    .60   (.21)   .39    (.60)  (.04)   (.64)    16.32   2.32    189    .71       .71       3.61
Year ended 7/31/2002    16.29    .66    .31    .97    (.66)  (.03)   (.69)    16.57   6.08    169    .73       .73       4.05
Year ended 7/31/2001    15.57    .72    .72   1.44    (.72)     --   (.72)    16.29   9.40    132    .78       .78       4.47
Year ended 7/31/2000    15.82    .74   (.25)   .49    (.74)     --   (.74)    15.57   3.24    114    .80       .80       4.77

Class B:
Six months ended
  1/31/2005/5/          16.48    .24    .29    .53    (.23)     --   (.23)    16.78   3.22     13   1.45/6/   1.44/6/    2.79/6/
Year ended 7/31/2004    16.32    .48    .16    .64    (.48)     --   (.48)    16.48   3.90     14   1.45      1.45       2.84
Year ended 7/31/2003    16.57    .47   (.21)   .26    (.47)  (.04)   (.51)    16.32   1.56     14   1.46      1.46       2.81
Year ended 7/31/2002    16.29    .54    .31    .85    (.54)  (.03)   (.57)    16.57   5.28      7   1.48      1.48       3.26
Year ended 7/31/2001    15.57    .59    .72   1.31    (.59)     --   (.59)    16.29   8.56      3   1.51      1.51       3.57
Period from 3/15/2000
  to 7/31/2000          15.28    .18    .34    .52    (.23)     --   (.23)    15.57   3.40     --/7/ .59       .59       1.38

Class C:
Six months ended
  1/31/2005/5/          16.48    .23    .29    .52    (.22)     --   (.22)    16.78   3.16     16   1.59/6/   1.57/6/    2.66/6/
Year ended 7/31/2004    16.32    .45    .16    .61    (.45)     --   (.45)    16.48   3.77     15   1.58      1.58       2.72
Year ended 7/31/2003    16.57    .45   (.21)   .24    (.45)  (.04)   (.49)    16.32   1.43     14   1.60      1.60       2.72
Year ended 7/31/2002    16.29    .52    .31    .83    (.52)  (.03)   (.55)    16.57   5.15      8   1.62      1.62       3.13
Period from 4/18/2001
  to 7/31/2001          16.01    .14    .29    .43    (.15)     --   (.15)    16.29   2.69      1    .46       .46        .89

Class F:
Six months ended
  1/31/2005/5/          16.48    .29    .29    .58    (.28)     --   (.28)    16.78   3.53      9    .83/6/    .82/6/    3.41/6/
Year ended 7/31/2004    16.32    .58    .16    .74    (.58)     --   (.58)    16.48   4.54      7    .83       .83       3.48
Year ended 7/31/2003    16.57    .58   (.21)   .37    (.58)  (.04)   (.62)    16.32   2.17      3    .85       .85       3.44
Year ended 7/31/2002    16.29    .56    .31    .87    (.56)  (.03)   (.59)    16.57   5.44      1   1.23      1.23       3.51
Period from 4/4/2001
  to 7/31/2001          16.18    .18    .13    .31    (.20)     --   (.20)    16.29   1.95     --/7/ .31       .31       1.26

Class R-5:
Six months ended
  1/31/2005/5/          16.48    .31    .29    .60    (.30)     --   (.30)    16.78   3.69      2    .53/6/    .51/6/    3.72/6/
Year ended 7/31/2004    16.32    .63    .16    .79    (.63)     --   (.63)    16.48   4.85      2    .52       .52       3.78
Year ended 7/31/2003    16.57    .63   (.21)   .42    (.63)  (.04)   (.67)    16.32   2.49      2    .53       .53       3.79
Period from 7/15/2002
  to 7/31/2002          16.55    .03    .02    .05    (.03)     --   (.03)    16.57    .29      2    .02       .02        .16

                             Six months ended
                                January 31,         Year ended July 31
                                 2005/5/     2004   2003   2002   2001   2000
Portfolio turnover rate for
all classes of shares               6%        8%     4%     10%    5%     22%


/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ Based on average shares outstanding.

/3/ Total returns exclude all sales charges, including contingent deferred sales charges.

/4/ The ratios in this column reflect the impact, if any, of certain waivers
from CRMC and WMC. During the six months ended   1/31/2005, CRMC and WMC reduced
fees for investment advisory services and business management services for all share classes.

/5/ Unaudited.

/6/ Annualized.

/7/ Amount less than $1 million.


See Notes to Financial Statements

Notes to financial statements unaudited

The American Funds Tax-Exempt Series I


1. Organization and significant accounting policies

Organization -- The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

The Funds offer five share classes, some of which are offered to limited categories of investors. The Funds' share classes are described below:

 Share        Initial sales        Contingent deferred sales
 class           charge             charge upon redemption                Conversion feature

Class A         Up to 3.75%   None (except 1% for certain redemptions     None
                              within one year of purchase without an
                              initial sales charge)

Class B         None          Declines from 5% to zero for redemptions    Class B converts to
                              within six years of purchase                Class A after eight years

Class C         None          1% for redemptions within one year          Class C converts to
                              of purchase                                 Class F after 10 years

Class F         None          None                                        None

Class R-5       None          None                                        None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies -- The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Security valuation -- Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the Trust's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income -- Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -- Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class. Dividends and distributions to shareholders -- Dividends paid to shareholders are declared daily after the determination of the Funds' net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The Funds are not subject to income taxes to the extent such distributions are made. Generally, income earned by the Funds is exempt from Federal income taxes; however, the Funds might earn taxable income from the sale of certain securities purchased at a market discount.

Distributions -- Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as deferred expenses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds. As of January 31, 2005, the cost of investment securities for Federal income tax purposes was $197,852,000 and $222,009,000 for the Maryland Fund and the Virginia Fund, respectively.

During the six months ended January 31, 2005, the Maryland Fund and the Virginia Fund reclassified $36,000 and $4,000, respectively, from undistributed net investment income to additional paid-in capital to align financial reporting with tax reporting.

As of January 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

  Maryland

  Undistributed net investment income                                   $    239
  Accumulated short-term capital losses                                     (21)
  Undistributed long-term capital gains                                       42
  Gross unrealized appreciation on investment securities                  10,214
  Gross unrealized depreciation on investment securities                   (557)
  Net unrealized appreciation on investment securities                     9,657

  Virginia

  Undistributed net investment income                                   $    246
  Accumulated short-term capital losses                                    (589)
  Undistributed long-term capital gains                                      130
  Gross unrealized appreciation on investment securities                  11,970
  Gross unrealized depreciation on investment securities                   (184)
  Net unrealized appreciation on investment securities                    11,786

Accumulated short-term capital losses on the previous page include capital loss carryforwards expiring in 2012 of $21,000 and $540,000 for the Maryland Fund and the Virginia Fund, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the Funds in the current year or in subsequent years through the expiration date. The Funds will not make distributions from capital gains while capital loss carryforwards remain. During the six months ended January 31, 2005, the Funds realized, on a tax basis, a net capital gain of $42,000 and $81,000 for the Maryland Fund and the Virginia Fund, respectively.

Distributions paid or accrued to shareholders from tax-exempt income were as follows (dollars in thousands):

Maryland

                                Six months ended       Year ended
Share class                     January 31, 2005      July 31, 2004

Class A                              $2,997             $6,088
Class B                                 289                596
Class C                                 272                454
Class F                                  99                156
Class R-5                                68                134
Total                                $3,725             $7,428

Virginia

                                Six months ended       Year ended
Share class                     January 31, 2005      July 31, 2004

Class A                              $3,364             $6,790
Class B                                 189                409
Class C                                 201                403
Class F                                 138                214
Class R-5                                40                 79
Total                                $3,932             $7,895

3. Fees and transactions with related parties

Business management services -- The Funds have a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), provides services necessary to carry on the Funds' general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, certain accounting and recordkeeping facilities. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund's daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees of 1.35% of each Fund's gross investment income (excluding any net capital gains from transactions in portfolio securities). During the six months ended January 31, 2005, WMC reduced business management services fees by $7,000 and $8,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown in the accompanying financial statements for the Maryland Fund of $170,000, which was equivalent to an annualized rate of 0.164%, was reduced to $163,000, or 0.157% of average daily net assets. The fee shown in the accompanying financial statements for the Virginia Fund of $186,000, which was equivalent to an annualized rate of 0.159%, was reduced to $178,000, or 0.152% of average daily net assets. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of JLG, earned $18,000 and $8,000 on its retail sales of all share classes and distribution plans of the Maryland and Virginia Funds, respectively.

Investment advisory services -- Capital Research and Management Company (CRMC), the Funds' investment adviser, is the parent company of American Funds Service Company (AFS), the Funds' transfer agent, and American Funds Distributors, Inc.
(AFD), the principal underwriter of the Funds' shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of each Fund's daily net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 1.65% of each Fund's monthly gross income. During the six months ended January 31, 2005, CRMC reduced investment advisory services fees by $9,000 and $10,000 for the Maryland and Virginia Funds, respectively. As a result, the fees shown in the accompanying financial statements for the Maryland Fund of $215,000, which was equivalent to an annualized rate of 0.207%, was reduced to $206,000, or 0.199% of average daily net assets. The fee shown in the accompanying financial statements for the Virginia Fund of $237,000, which was equivalent to an annualized rate of 0.201%, was reduced to $227,000 or 0.193% of average daily net assets.

Class-specific fees and expenses -- Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services The Funds have adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

For Class A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2005, unreimbursed expenses subject to reimbursement totaled $96,000 for the Maryland Fund and $134,000 for the Virginia Fund.

Share class            Currently approved limits                   Plan limits

Class A                          0.25%                                0.25%
Class B                          1.00                                 1.00
Class C                          1.00                                 1.00
Class F                          0.25                                 0.50

Transfer agent services -- The Funds have a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services -- The Funds have an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described on the previous page for the six months ended January 31, 2005, were as follows (dollars in thousands):

Maryland
                                                    Administrative services
                                                    CRMC
               Distribution   Transfer agent   administrative    Transfer agent
Share class      services        services         services          services

Class A           $200              $19        Not applicable    Not applicable
Class B             96               3         Not applicable    Not applicable
Class C             94          Included in         $14                $1
Class F              7        administrative          4                --*
Class R-5     Not applicable     services             2                --

Total             $397              $22             $20                $1


Virginia
                                                    Administrative services
                                                    CRMC
               Distribution   Transfer agent   administrative    Transfer agent
Share class      services        services         services          services

Class A           $244             $23         Not applicable    Not applicable
Class B             70               2         Not applicable    Not applicable
Class C             78                              $12                $1
Class F             10                                6                --*
Class R-5     Not applicable                          1                --

Total             $402             $25              $19                $1

*Amount less than one thousand.

Deferred Trustees' compensation -- Since the adoption of the deferred compensation plan in 1994, Independent Trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. Trustees' compensation of $13,000 each for the Maryland Fund and the Virginia Fund, shown on the accompanying financial statements, includes $12,000 for each Fund in current fees (either paid in cash or deferred) and a net increase of $1,000 in each Fund in the value of the deferred amounts.

Affiliated officers and Trustees -- All the officers of the Trust and three of its Trustees are affiliated with WMC and received no compensation directly from the Funds.

4. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

Maryland

                             Reinvestments of
                               dividends and                      Net increase
                Sales/1/       distributions   Repurchases/1/      (decrease)

Share class   Amount  Shares   Amount  Shares   Amount  Shares   Amount  Shares

Six months ended January 31, 2005

Class A      $18,470   1,143   $2,032   125  $(16,622) (1,028)   $3,880    240
Class B          754      47      192    12      (780)    (48)      166     11
Class C        3,678     228      200    12    (1,105)    (68)    2,773    172
Class F          810      50       62     4      (285)    (18)      587     36
Class R-5        400      24       45     3        --      --       445     27

Total net
increase
(decrease)   $24,112   1,492   $2,531   156  $(18,792) (1,162)   $7,851    486

Year ended July 31, 2004

Class A      $27,057   1,683   $4,126   257  $(35,229) (2,190) $(4,046)  (250)
Class B        3,091     193      391    24    (2,808)   (175)      674     42
Class C        7,926     492      329    21    (3,652)   (228)    4,603    285
Class F        2,770     172       98     6    (1,545)    (97)    1,323     81
Class R-5        --       --       87     6       --       --        87      6

Total net
increase
(decrease)   $40,844   2,540   $5,031   314  $(43,234) (2,690)   $2,641    164


/1/ Includes exchanges between share classes of the Fund.


Virginia

                             Reinvestments of
                               dividends and                      Net increase
                Sales/1/       distributions   Repurchases/1/      (decrease)

Share class   Amount  Shares   Amount  Shares   Amount  Shares   Amount  Shares

Six months ended January 31, 2005

Class A      $20,665   1,236   $2,245   134  $(16,652)   (996)   $6,258    374
Class B          357      21      148     9    (1,196)    (71)    (691)   (41)
Class C        1,463      87      152     9    (1,122)    (67)      493     29
Class F        1,563      94       73     4      (563)    (34)    1,073     64
Class R-5         --      --       40     2         --      --       40      2

Total net
increase
(decrease)   $24,048   1,438   $2,658   158  $(19,533) (1,168)   $7,173    428

Year ended July 31, 2004

Class A      $33,025   1,977   $4,467   268  $(39,849) (2,396) $(2,357)  (151)
Class B        2,229     134      320    19    (2,557)   (154)      (8)    (1)
Class C        5,053     303      300    18    (4,545)   (274)      808     47
Class F        5,108     307      138     8    (1,361)    (82)    3,885    233
Class R-5         --      --       80     5         --      --       80      5

Total net
increase
(decrease)   $45,415   2,721   $5,305   318  $(48,312) (2,906)  $ 2,408    133


/1/ Includes exchanges between share classes of the Fund.


5. Investment transactions and other disclosures

The Maryland Fund and Virginia Fund made purchases of investment securities, excluding short-term securities, of $18,567,000 and $22,015,000, and sales of $4,903,000 and $12,749,000, respectively, during the six months ended January 31, 2005.

The Funds receive a reduction in their custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended January 31, 2005, the custodian fee of $1,000 each for the Maryland Fund and Virginia Fund, shown on the accompanying financial statements, includes $1,000 for each Fund that was offset by this reduction, rather than paid in cash.

Expense example                                                        unaudited

The American Funds Tax-Exempt Series I

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 through January 31, 2005).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Tax-Exempt Fund of Maryland


                                 Beginning    Ending     Expenses
                                  account     account      paid     Annualized
                                   value       value      during      expense
                                 8/1/2004    1/31/2005  period/1/      ratio

Class A  actual return           $1,000.00   $1,038.16     $3.65         .71%
Class A  assumed 5% return        1,000.00    1,021.63      3.62         .71
Class B  actual return            1,000.00    1,034.40      7.49        1.46
Class B  assumed 5% return        1,000.00    1,017.85      7.43        1.46
Class C  actual return            1,000.00    1,033.71      8.15        1.59
Class C  assumed 5% return        1,000.00    1,017.19      8.08        1.59
Class F  actual return            1,000.00    1,037.50      4.31         .84
Class F  assumed 5% return        1,000.00    1,020.97      4.28         .84
Class R-5  actual return          1,000.00    1,039.08      2.72         .53
Class R-5  assumed 5% return      1,000.00    1,022.53      2.70         .53

The Tax-Exempt Fund of Virginia

                                 Beginning    Ending     Expenses
                                  account     account      paid     Annualized
                                   value       value      during      expense
                                 8/1/2004    1/31/2005  period/1/     ratio

Class A  actual return           $1,000.00   $1,036.03     $3.49         .68%
Class A  assumed 5% return        1,000.00    1,021.78      3.47         .68
Class B  actual return            1,000.00    1,032.20      7.38        1.44
Class B  assumed 5% return        1,000.00    1,017.95      7.32        1.44
Class C  actual return            1,000.00    1,031.56      8.04        1.57
Class C  assumed 5% return        1,000.00    1,017.29      7.98        1.57
Class F  actual return            1,000.00    1,035.33      4.21         .82
Class F  assumed 5% return        1,000.00    1,021.07      4.18         .82
Class R-5  actual return          1,000.00    1,036.89      2.62         .51
Class R-5  assumed 5% return      1,000.00    1,022.63      2.60         .51


/1/ Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).


Other share class results  unaudited

The Tax-Exempt Fund of Maryland

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended December 31, 2004 (the most recent calendar quarter):

Class B, Class C and Class F                               1 year  Life of class

Class B shares
Reflecting applicable contingent deferred sales charge
  (CDSC), maximum of 5%, payable only if shares are
  sold within six years of purchase                          1.84%   +4.88%/1/
Not reflecting CDSC                                         +3.16%   +5.23%/1/

Class C shares
Reflecting CDSC, maximum of 1%, payable only
  if shares are sold within one year of purchase            +2.03%   +4.50%/2/
Not reflecting CDSC                                         +3.03%   +4.50%/2/

Class F shares/3/
Not reflecting annual asset-based fee charged by
  sponsoring firm                                           +3.79%   +5.05%/4/

The Fund's investment adviser and business manager are waiving a portion of their management fees. Results shown reflect the waivers. Please see the Financial Highlights table on page 14 for details. Without the waivers the returns and distribution rates of the Fund would have been lower.


/1/ Average annual total return from March 15, 2000, when Class B shares were first sold.

/2/ Average annual total return from April 12, 2001, when Class C shares were first sold.

/3/ These shares are sold without any initial or contingent deferred sales charge.

/4/ Average annual total return from June 15, 2001, when Class F shares were first sold.


Other share class results  unaudited

The Tax-Exempt Fund of Virginia

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended December 31, 2004 (the most recent calendar quarter):

Class B, Class C and Class F                               1 year  Life of class

Class B shares
Reflecting applicable contingent deferred sales charge
  (CDSC), maximum of 5%, payable only if shares are
  sold within six years of purchase                          2.70%   +4.97%/1/
Not reflecting CDSC                                         +2.28%   +5.32%/1/

Class C shares
Reflecting CDSC, maximum of 1%, payable only
  if shares are sold within one year of purchase            +1.15%   +4.28%/2/
Not reflecting CDSC                                         +2.15%   +4.28%/2/

Class F shares/3/
Not reflecting annual asset-based fee charged by
  sponsoring firm                                           +2.90%   +4.60%/4/

The Fund's investment adviser and business manager are waiving a portion of their management fees. Results shown reflect the waivers. Please see the Financial Highlights table on page 28 for details. Without the waivers the returns and distribution rates of the Fund would have been lower.


/1/ Average annual total return from March 15, 2000, when Class B shares were first sold.

/2/ Average annual total return from April 18, 2001, when Class C shares were first sold.

/3/ These shares are sold without any initial or contingent deferred sales charge.

/4/ Average annual total return from April 4, 2001, when Class F shares were first sold.


Board of Trustees and officers

The American Funds Tax-Exempt Series I

Board of Trustees

James H. Lemon, Jr., Chairman of the Board
Harry J. Lister, Vice Chairman of the Board
Jeffrey L. Steele, President
Cyrus A. Ansary
Daniel J. Callahan III
James C. Miller III
Katherine D. Ortega
J. Knox Singleton
T. Eugene Smith
Chairman Emeritus
Stephen Hartwell

Other officers
Howard L. Kitzmiller, Senior Vice President and Secretary
Michael W. Stockton, Vice President, Treasurer and Assistant Secretary Lois A. Erhard, Vice President
J. Lanier Frank, Assistant Vice President
Ashley L. Shaw, Assistant Secretary

The American Funds Tax-Exempt Series I

Offices of the Funds and of the business manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent
American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. For the Maryland and Virginia Funds, annualized expenses for Class B shares were higher (0.75% for the Maryland Fund and 0.76% for the Virginia Fund) than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to higher annualized expenses (0.88 percentage points for the Maryland Fund and 0.89 percentage points for the Virginia Fund) than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (0.13 percentage points for the Maryland Fund and 0.14 percentage points for the Virginia Fund) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the Funds. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Funds' prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

"American Funds Proxy Voting Guidelines" which describes how we vote proxies relating to portfolio securities is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS. The Funds' proxy voting records for the 12 months ended June 30, 2004, are also available on the SEC and American Funds websites.

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders in The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after March 31, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

(logo American Funds(R))
The right choice for the long term(R)

Lit. No. MFGESR-970-0305P
(recycle log)
Printed on recycled paper

The Capital Group Companies

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust




ITEM 2 - Code of Ethics

Not applicable to this filing



ITEM 3 - Audit Committee Financial Expert

Not applicable to this filing


ITEM 4 - Principal Accountant Fees and Services

Not applicable to this filing


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

The full schedule of investments for each Fund is included as part of the report to shareholders filed under Item 1 of this Form.




ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Purchase of Equity Securities by Closed End Management Investment Company and Affiliated Procedures

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Governance Committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the Registrant, c/o the Registrant's Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Treasurer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12 - Exhibits

(a) (1) Not applicable to this filing.


    (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto. (a)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                           THE AMERICAN FUNDS TAX-EXEMPT SERIES I

                           By    /s/ Jeffrey L. Steele, President and PEO

                           Date: April 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By  /s/ Jeffrey L. Steele, President and PEO
Date: April 1, 2005



 By  /s/ Michael W. Stockton, Vice President and Treasurer

Date: April 1, 2005